15. STOCK OPTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Options to purchase common stock under 2011 Stock Incentive Plan	17,797,090		15,473,398
Average exercise price under 2011 Stock Incentive Plan	$ 0.454
Compensation expense	$ 7,334	$ 359,051	$ 50,899	$ 37,848
Unrecognized compensation costs	1,595,350
Period for recognition		4 years 5 months 16 days
Stock options granted		530,000
Aggregate intrinsic value	$ 577,700
2011 Stock Incentive Plan
Options to purchase common stock under 2011 Stock Incentive Plan	2,437,668		534,736
Average exercise price under 2011 Stock Incentive Plan	$ 1.744		$ 1.698